UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number: 811-10577

                  ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund
Portfolio of Investments
July 31, 2006 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
MUNICIPAL OBLIGATIONS - 159.9%
Long-Term Municipal Bonds - 158.4%
New York - 131.9%
Erie Cnty IDA
   (City of Buffalo Proj)
      FSA Ser 03
      5.75%, 5/01/23 (a)                                 $1,250    $  1,352,525
      FSA Ser 04
      5.75%, 5/01/23                                        950       1,055,706
Hempstead Hgr Ed
   (Adelphi Univ Civic Fac)
      Ser 02
      5.50%, 6/01/32                                      1,320       1,391,069
Long Island Power Auth Elec Rev
      FGIC Ser 06A
      5.00%, 12/01/19                                       650         688,259
Madison Cnty Hlth Fac
   (Oneida Health Systems)
      ASSET GTY Ser 01
      5.35%, 2/01/31                                      1,500       1,629,465
Nassau Cnty Hlth Fac
   (Nassau Hlth Sys Rev)
      FSA Ser 99
      5.75%, 8/01/29                                      2,400       2,578,416
New York City Ed Fac
   (Magen David Yeshivah Proj)
      ACA Ser 02
      5.70%, 6/15/27                                      2,500       2,624,100
New York City GO
      Ser 04G
      5.00%, 12/01/23                                       780         804,055
      Ser 04I
      5.00%, 8/01/21                                      1,000       1,033,940
      Ser 05J
      5.00%, 3/01/24                                      3,000       3,088,440
      Ser 03C
      5.50%, 9/15/19                                      1,000       1,075,390
      Ser 03I
      5.75%, 3/01/17                                      1,200       1,311,660
New York City GO Prerefunded
      Ser 01B
      5.50%, 12/01/31                                     4,105       4,450,846
New York City GO Unrefunded
      Ser 01B
      5.50%, 12/01/31                                       895         949,532
New York City HDC MFHR
   (Rental Hsg) AMT
      Ser 02A
      5.50%, 11/01/34                                     1,250       1,278,263
New York City IDA
   (Brooklyn Navy Yard) AMT
      Ser 97
      5.75%, 10/01/36                                     2,000       2,005,080
New York City IDA Spl Fac Rev
   (Terminal One Group Assc Proj)
      Ser 05
      5.50%, 1/01/24 (b)                                    200         210,492
New York City Muni Wtr
      Ser 03A
      5.00%, 6/15/27                                      2,000       2,057,220
      Ser 02A
      5.125%, 6/15/34                                     5,000       5,172,300
New York City Spec Fac
   (Museum of Modern Art)
      AMBAC Ser 01D
      5.125%, 7/01/31                                     5,000       5,210,450
New York State Dorm Auth
   (FHA Insd Maimonides)
      MBIA Ser 04
      5.75%, 8/01/29                                      5,000       5,568,350
New York State Dorm Auth
   (Jewish Brd Fam & Children)
      AMBAC Ser 03
      5.00%, 7/01/23                                      1,000       1,037,800
New York State Dorm Auth
   (Mental Hlth Serv) Prerefunded
      MBIA Ser 01B
      5.25%, 8/15/31                                      3,220       3,436,040
New York State Dorm Auth
   (Mental Hlth Serv) Unrefunded
      MBIA Ser 01B
      5.25%, 8/15/31                                      2,280       2,372,864
New York State Dorm Auth Hlth Fac
   (Willow Towers Proj)
      GNMA Ser 02
      5.40%, 2/01/34                                      2,500       2,640,250
New York State Hsg Fin Agy MFHR
   (Patchogue Apts) AMT
      SONYMA Ser 02A
      5.35%, 2/15/29                                      2,090       2,141,163
New York State MTA
      Ser 02A
      5.125%, 11/15/31                                    5,500       5,649,600
New York State SFMR
   (Mtg Rev) AMT
      Ser 01-29
      5.45%, 4/01/31                                     11,000      11,242,330
New York State Tobacco Settlement Bonds
      AMBAC Ser 03A-1
      5.25%, 6/01/21                                      4,000       4,234,680
New York State UDC
   (Empire State)
      Ser 02A
      5.25%, 3/15/32                                      5,000       5,368,600
New York State UDC
   (State Pers Income Tax)
      AMBAC Ser 05A-1
      5.00%, 12/15/25                                       640         669,184
Niagara Cnty Ed Fac
   (Niagara Univ Proj)
      ASSET GTY Ser 01A
      5.40%, 11/01/31                                     1,435       1,515,633
Onondaga Cnty IDA Airport Fac
   (Cargo ACQ) AMT
      Ser 02
      6.125%, 1/01/32                                     1,000       1,048,440
Triborough Bridge & Tunnel Auth
      Ser 02A
      5.125%, 1/01/31                                     2,500       2,663,075
Triborough Bridge & Tunnel Auth
   Prerefunded
      Ser 01A
      5.00%, 1/01/32                                      4,245       4,496,177
Triborough Bridge & Tunnel Auth
   Unrefunded
      Ser 01A
      5.00%, 1/01/32                                        755         769,655
Yonkers IDA Hlth Fac
   (Malotz Pavillion Proj)
      MBIA Ser 99
      5.65%, 2/01/39                                      1,200       1,245,540
                                                                   ------------
                                                                     96,066,589
                                                                   ------------
Arizona - 4.8%
Arizona Hlth Fac Auth Hosp Rev
   (Phoenix Childrens Hosp)
      Ser 02A
      6.00%, 2/15/32                                      3,300       3,481,137
                                                                   ------------
California - 1.4%
California GO
      Ser 04
      5.00%, 2/01/33                                      1,000       1,017,700
                                                                   ------------
Colorado - 0.7%
Northwest Met Dist No. 3 GO
      6.125%, 12/01/25                                      500         522,010
                                                                   ------------
Florida - 5.5%
Capital Region CDD
   (South Wood)
      Ser 01A-2
      6.85%, 5/01/31                                      1,165       1,234,353
Hamal CDD
      Ser 01
      6.65%, 5/01/21                                      1,085       1,222,556
Lee Cnty CDD
   (Miromar Lakes)
      Ser 00A
      7.25%, 5/01/12                                      1,490       1,558,525
                                                                   ------------
                                                                      4,015,434
                                                                   ------------
Illinois - 0.6%
Bolingbrook Sales Tax Rev
   (Bolingbrook)
      Zero Coupon, 1/01/24 (c)                              500         466,355
                                                                   ------------
Ohio - 0.4%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
      Ser 04A
      7.125%, 8/01/25                                       300         299,673
                                                                   ------------
Puerto Rico - 13.1%
Puerto Rico Comwlth
   (Pub Impt)
      Ser 04A
      5.25%, 7/01/19                                        510         531,757
      Ser 01A
      5.50%, 7/01/19                                        500         538,365
Puerto Rico Elec Power Auth Rev
      XLCA Ser 02-2
      5.25%, 7/01/31                                      3,050       3,208,509
Puerto Rico Hsg Fin Corp SFMR
   (Mtg Rev) AMT
      GNMA Ser 01C
      5.30%, 12/01/28                                     1,720       1,738,094
Puerto Rico Hwy & Trans Auth
      Ser 02D
      5.375%, 7/01/36                                     3,250       3,522,187
                                                                   ------------
                                                                      9,538,912
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $109,656,280)                                              115,407,810
                                                                   ------------
Short-Term Municipal Notes - 1.5%
New York - 0.3%
New York City Municipal Water Finance
   Authority, Water & Sewer System Rev
      FGIC
      3.65%, 6/15/23 (b)                                    200         200,000
                                                                   ------------
Alaska - 0.7%
Valdez Marine Term Rev
   (BP Pipelines Project)
      Ser 3B
      3.66%, 7/01/37 (b)                                    500         500,000
                                                                   ------------
Illinois - 0.5%
Chicago III Brd Ed
      FSA Ser C1
      3.67%, 3/01/31 (b)                                    400         400,000
                                                                   ------------
Total Short-Term Municipal Notes
   (cost $1,100,000)                                                  1,100,000
                                                                   ------------
Total Investments - 159.9%
   (cost $110,756,280)                                              116,507,810
Other assets less liabilities - 1.9%                                  1,341,981
Preferred Stock at redemption value - (61.8)%                       (45,000,000)
                                                                   ------------
Net Assets Applicable to
   Common Shareholders - 100.0% (d)                                $ 72,849,791
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                        Rate Type
                                              -----------------------------
                     Notional                   Payments        Payments        Unrealized
                      Amount    Termination      made by       received by     Appreciation/
Swap Counterparty      (000)       Date       the Portfolio   the Portfolio   (Depreciation)
-----------------   ---------   -----------   -------------   -------------   --------------
Merrill Lynch         $2,000      11/15/26        4.377%           BMA           $(18,450)
Merrill Lynch (e)      1,300      8/9/2026        4.063%           BMA             33,917
Merrill Lynch          1,200     7/30/2026        4.090%           BMA             26,569

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of July 31, 2006.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Portfolio percentages are calculated based on net assets applicable to common shareholders

(e) Represents a forward interest rate swap whose effective date for the exchange of cash flows is August 9, 2006

     Glossary:

     ACA        -  American Capital Access Financial Guarantee Corporation
     AMBAC      -  American Bond Assurance Corporation
     AMT        -  Alternative Minimum Tax (subject to)
     ASSET GTY  -  Asset Guaranty Insurance Company
     BMA        -  Bond Market Association
     CDD        -  Community Development District
     FGIC       -  Financial Guarantee Insurance Company
     FHA        -  Federal Housing Administration
     FSA        -  Financial Security Assurance Inc.
     GNMA       -  Government National Mortgage Association
     GO         -  General Obligation
     HDC        -  Housing Development Corporation
     IDA        -  Industrial Development Authority/Agency
     MBIA       -  Municipal Bond Investors Assurance
     MFHR       -  Multi-Family Housing Revenue
     MTA        -  Metropolitan Transportation Authority
     SFMR       -  Single Family Mortgage Revenue
     SONYMA     -  State of New York Mortgage Agency
     SWR        -  Solid Waste Revenue
     UDC        -  Urban Development Corporation
     XLCA       -  XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006